25. SHARE CAPITAL (Details Narrative) CAD / shares in Units, CAD in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2017 CAD shares CAD / shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Disclosure of classes of share capital [line items]
Number of options granted				418,606
Number of shares authorized		350,000	12,923,779	62,404	4,036,729	8,824,646
USD
Disclosure of classes of share capital [line items]
Special cash distribution to shareholders | $	$ 387,200
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of options granted		7,000
Number of options exercised		7,000
Value for stock options exercised | CAD		CAD 100
Number of shares authorized		13,273,779
Non-Voting Participating Preferred Shares [Member] | Former Employee [Member]
Disclosure of classes of share capital [line items]
Number of options granted			178,642
Number of options exercised			129,400
Value for stock options exercised | CAD			CAD 1,900
Director Voting Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized		1,000
Dividends entitled per share if declared | CAD / shares		CAD 10
Redemption price per share | CAD / shares		CAD 10
Senior Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized		325,000